Investments - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Jul. 28, 2021	Dec. 31, 2021
Investment Penny Warrants [Member] | Fisker Inc [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Number of warrants subscribed		19.5
Payments to Acquire Equity Securities, FV-NI		$ 201
LG Magna e-Powertrain Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Payments to Acquire Investments	$ 517